Cover Cover	Sep. 24, 2021	Jul. 30, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 24, 2021
Entity Registrant Name	Gaming and Leisure Properties, Inc.
Entity Incorporation, State or Country Code	PA
Entity File Number	001-36124
Entity Tax Identification Number	46-2116489
Entity Address, Address Line One	845 Berkshire Blvd., Suite 200
Entity Address, City or Town	Wyomissing
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19610
City Area Code	610
Local Phone Number	401-2900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	GLPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key		0001575965
Amendment Flag		false